Long-Term Bank Loan (Details 1)	Dec. 31, 2025 USD ($)
Long-Term Bank Loan
2026	$ 1,540,000
2027	1,540,000
2028	1,540,000
2029	1,540,000
2030	1,540,000
Thereafter	$ 12,300,000